Cover - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Document Information [Line Items]
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	Barrick Gold Corp
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Central Index Key	0000756894
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Type	6-K
Amendment Flag	false
Number of shares outstanding		1,755,570	1,755,350
Issued capital [member]
Document Information [Line Items]
Number of shares outstanding	1,727,100